CAPITAL MANAGEMENT AND FINANCIAL RISK - Net U.S dollar-denominated assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
CAD weakens
CAPITAL MANAGEMENT AND FINANCIAL RISK
Foreign Exchange Rate	1.3226
Sensitivity Foreign Exchange Rate	1.1903
Change in net income (loss)	$ 30,081
CAD strengthens
CAPITAL MANAGEMENT AND FINANCIAL RISK
Foreign Exchange Rate	1.3226
Sensitivity Foreign Exchange Rate	1.4549
Change in net income (loss)	$ (30,081)